LOSS PER SHARE (Details Narrative)	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Jun. 30, 2024 shares	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 shares
Earnings Per Share [Abstract]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	21,146	16,980	20,313	20,313	21,146
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	274,276	676,663	279,746	279,746	274,276	52,083
Convertible Debt	$ 73,000				$ 100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,778